Financial Instruments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2020	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents			$ 68	$ 61
Maximum gross loan commitment upon request			2,400
Credit facility under the acquisition price			$ 3		$ 122
Net Proceeds Used For General Corporate Purposes	$ 999
YPL (formerly RHL) [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held			42.82%	45.00%
The number of shares under warrant agreement				4.5
Note Repayments Before Maturity [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt repaid		$ 640
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs			$ 1,800
Commercial papers issued		$ 630
Commercial paper borrowings outstanding			0	$ 0
Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments			$ 1,800
Maturity date			December 2024
Credit facility, rate of interest added to reference rate			1.125%
Aggregate amount borrowing from lenders			$ 600
Borrowings			0	$ 0
Credit facility under the acquisition price			$ 500
Repayments of non-current borrowings	$ 1,000
Ratio of net debt to ebitda under credit facility			0.6
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			4.5
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member] | Scenario Forecast one [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			5.0